                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tekla Capital Management LLC
                 -------------------------------
   Address:      2 Liberty Square, 9 Floor
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Laura Woodward                 Boston, MA          4/26/13
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 61
                                        --------------------

Form 13F Information Table Value Total: $700,423
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

Name of Reporting Manager: TEKLA CAPITAL MANAGEMENT LLC           (SEC USE ONLY)
Page 1 of 1


        COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- --------------   --------- ----------- ------------------- ---------- ---------- ------------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------- --------------   --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- ------
Accuray, Inc.             Common           004397105    3,396      731,943  SH       Sole       NA         Sole
Acorda Therapeutics,
 Inc.                     Common           00484M106    4,641      144,881  SH       Sole       NA         Sole
Actavis, Inc.             Common           00507K103    8,428       91,500  SH       Sole       NA         Sole
Aetna, Inc.               Common           00817Y108   10,083      197,241  SH       Sole       NA         Sole
Akorn, Inc.               Common           009728106   12,942      935,758  SH       Sole       NA         Sole
Alere, Inc.               Common           01449J105    8,980      351,726  SH       Sole       NA         Sole
Alexion Pharmaceuticals,
 Inc.                     Common           015351109   34,214      371,329  SH       Sole       NA         Sole
Alkermes plc              Shares           G01767105    7,417      312,827  SH       Sole       NA         Sole
Allergan, Inc.            Common           018490102    6,553       58,700  SH       Sole       NA         Sole
Amarin Corporation plc    Sponsored ADR    023111206    7,903    1,066,498  SH       Sole       NA         Sole
Amgen, Inc.               Common           031162100    9,750       95,109  SH       Sole       NA         Sole
ARIAD Pharmaceuticals,
 Inc.                     Common           04033A100   11,191      618,620  SH       Sole       NA         Sole
Baxter International,
 Inc.                     Common           071813109    5,642       77,675  SH       Sole       NA         Sole
Biogen Idec, Inc.         Common           09062X103   42,326      219,409  SH       Sole       NA         Sole
Celgene Corporation       Common           151020104   59,119      510,046  SH       Sole       NA         Sole
Celldex Therapeutics,
 Inc.                     Common           15117B103    1,621      140,000  SH       Sole       NA         Sole
Ceres, Inc.               Common           156773103    1,484      426,481  SH       Sole       NA         Sole
Cornerstone
 Therapeutics, Inc.       Common           21924P103      467       66,112  SH       Sole       NA         Sole
Covance, Inc.             Common           222816100    2,601       35,000  SH       Sole       NA         Sole
Cubist Pharmaceuticals,
 Inc.                     Common           229678107   12,453      265,972  SH       Sole       NA         Sole
Curis, Inc.               Common           231269101    3,242      988,471  SH       Sole       NA         Sole
CVS Caremark Corporation  Common           126650100    3,937       71,591  SH       Sole       NA         Sole
Dendreon Corporation      Common           24823Q107    1,782      376,728  SH       Sole       NA         Sole
Edwards Lifesciences
 Corporation              Common           28176E108    3,586       43,650  SH       Sole       NA         Sole
Endo Pharmaceutical
 Holdings, Inc.           Common           29264F205    9,792      318,340  SH       Sole       NA         Sole
Endocyte, Inc.            Common           29269A102      749       60,200  SH       Sole       NA         Sole
Forest Laboratories,
 Inc.                     Common           345838106    5,573      146,500  SH       Sole       NA         Sole
Gilead Sciences, Inc.     Common           375558103   73,626    1,504,712  SH       Sole       NA         Sole
Hologic, Inc.             Common           436440101   18,381      813,328  SH       Sole       NA         Sole
iCAD, Inc.                Common           44934S206      442       88,527  SH       Sole       NA         Sole
IDEXX Laboratories, Inc.  Common           45168D104    5,198       56,265  SH       Sole       NA         Sole
Illumina, Inc.            Common           452327109    6,230      115,379  SH       Sole       NA         Sole
Immunogen, Inc.           Common           45253H101    6,324      393,773  SH       Sole       NA         Sole
Impax Laboratories, Inc.  Common           45256B101    5,322      344,683  SH       Sole       NA         Sole
Incyte Corporation        Common           45337C102    9,863      421,300  SH       Sole       NA         Sole
IntelliPharmaCeutics
 International, Inc.      Common           458173101    3,158    1,735,000  SH       Sole       NA         Sole
Ironwood
 Pharmaceuticals, Inc.    Common           46333X108    3,810      208,287  SH       Sole       NA         Sole
McKesson Corporation      Common           58155Q103    6,139       56,862  SH       Sole       NA         Sole
Medivation, Inc.          Common           58501N101    9,887      211,399  SH       Sole       NA         Sole
Merck & Co., Inc.         Common           58933Y105   13,120      296,620  SH       Sole       NA         Sole
Merrimack
 Pharmaceuticals, Inc.    Common           590328100    1,124      184,200  SH       Sole       NA         Sole
Mylan, Inc.               Common           628530107   18,839      650,954  SH       Sole       NA         Sole
Nektar Therapeutics       Common           640268108    7,422      674,724  SH       Sole       NA         Sole
Neurocrine Biosciences,
 Inc.                     Common           64125C109   11,460      943,987  SH       Sole       NA         Sole
OncoGenex
 Pharmaceuticals, Inc.    Common           68230A106    1,281      113,100  SH       Sole       NA         Sole
Onyx Pharmaceuticals,
 Inc.                     Common           683399109   20,834      234,456  SH       Sole       NA         Sole
Perrigo Company           Common           714290103   24,056      202,607  SH       Sole       NA         Sole
Puma Biotechnology, Inc.  Common           74587V107   33,579    1,005,667  SH       Sole       NA         Sole
Questcor
 Pharmaceuticals, Inc.    Common           74835Y101   11,319      347,856  SH       Sole       NA         Sole
Regeneron
 Pharmaceuticals, Inc.    Common           75886F107   49,349      279,759  SH       Sole       NA         Sole
Sagent Pharmaceuticals,
 Inc.                     Common           786692103    2,477      141,126  SH       Sole       NA         Sole
Sanofi                    Right 12/31/2020 80105N113      185      103,665  SH       Sole       NA         Sole
Shire plc                 Sponsored ADR    82481R106   11,608      127,053  SH       Sole       NA         Sole
Synta Pharmaceuticals
 Corporation              Common           87162T206    1,109      129,000  SH       Sole       NA         Sole
Teva Pharmaceutical
 Industries Ltd.          ADR              881624209   12,359      311,476  SH       Sole       NA         Sole
United Therapeutics
 Corporation              Common           91307C102    4,456       73,210  SH       Sole       NA         Sole
UnitedHealth Group, Inc.  Common           91324P102    4,716       82,436  SH       Sole       NA         Sole
Verastem, Inc.            Common           92337C104    8,513      884,920  SH       Sole       NA         Sole
Vertex Pharmaceuticals,
 Inc.                     Common           92532F100   20,872      379,627  SH       Sole       NA         Sole
VIVUS, Inc.               Common           928551100    2,886      262,383  SH       Sole       NA         Sole
Warner Chilcott plc       Shares A         G94368100   10,607      782,797  SH       Sole       NA         Sole



COLUMN TOTALS                                        $700,423